TRANSACTIONS WITH RELATED PARTIES - Amounts due to and from related parties (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Amounts due from related parties	₫ 4,275,751	$ 175,703,760	₫ 2,425,455
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 4,272,121	$ 175,554,592	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Long-term amounts due from related parties	₫ 3,630	$ 149,168	₫ 51,073	[1]
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Short-term amounts due to related parties	₫ 64,251,391	$ 2,640,287,282	₫ 49,341,144	[1]
Long-term amounts due to related parties	42,095,740	1,729,843,435	19,682,747	[1]
Amounts due to related parties	106,347,131	4,370,130,717	69,023,891
Related party | Short-term advance to and receivables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	4,272,121	175,554,592	2,374,382
Related party | Long-term receivables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due from related parties	3,630	149,168	51,073
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	64,251,391	2,640,287,282	49,341,144
Related party | Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	9,370,301	385,054,489	6,216,882
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	54,881,090	2,255,232,792	43,124,262
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	42,095,740	1,729,843,435	19,682,747
Related party | Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	18,142,459	745,529,443	17,297,050
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	₫ 23,953,281	$ 984,313,992	₫ 2,385,697

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).